U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

      1       Name and Address of Issuer:
              Principal Limited Term Bond Fund, Inc.
              The Principal Financial Group
              Des Moines, IA  50392-0200

      2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
              -------------
                   X
              -------------

      3       Investment Company Act File                   811-07453
              Number:
              Securities Act File Number:                   33-65031

      4 a     Last day of fiscal year for which this
              notice is filed:       October 31, 2001

      4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
              -------------
                  XXX
              -------------
              Note: If the Form is being filed late, interest must be paid on the registration fee due.

      4 c     Check box if this is the last time the issuer will be
              filing this Form.
              -------------
                  N/A
              -------------

      5       Calculation of registration fee:

              (i)          Aggregate sale price of securities sold during the
                           fiscal year in reliance on rule                                    $29,008,932
                           24f-2:

              (ii)         Aggregate price of shares redeemed or
                           repurchased during the fiscal                          14,387,848
                           year:

              (iii)        Aggregate price of shares redeemed or
                           repurchased during any prior fiscal year ending no
                           earlier than October 11, 1995 that were not
                           previously used to reduce registration fees
                           payable to the Commission:                                      0

              (iv)         Total available redemption credits
                           [Add items 5(ii) and 5(iii)]:                                         14,387,848


              (v)          Net Sales - If Item 5(i) is greater than Item
                           5(iv)[subtract Item 5(iv) from Item                                   14,621,084
                           5(i)]:

        ------------------------------------------------------------------------

              (vi)         Redemption credits available for use in future
                           years -- if Item 5(i) is less than Item 5(iv)
                           [subtract Item 5(iv) from                                  N/A
                           Item 5(i)]"

        ------------------------------------------------------------------------

              (vii)        Multiplier for determining registration fee (See
                           Instruction                                                             0.000092
                           c.9):

              (viii)       Registration fee due [Multiply Item 5(v) by Item
                           5(vii)] (enter "0" if no fee is                                         1,345.14
                           due):
                                                                                              ==============

      6       Prepaid Shares
              If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
              1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities
              (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:
              ____________.

      7       Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                              +        25.50
                                                                                              --------------

      8 Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                   1,370.64
                                                                                              ==============

      9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              -------------
                01/15/03
              -------------

              Method of Delivery:

              -------------
                   X       Wire Transfer
              -------------
              -------------
                  N/A      Mail or other
                           means
              -------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

Principal Limited Term Bond Fund, Inc.

By              /s/ A. S. Filean
        ---------------------------------
        A.S. Filean, Senior Vice President
        and Secretary

Date:         15th day of January 2003